UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Report to Shareholders

International Equity Index Fund	April 30, 2013

The views and opinions in this report were current as of April 30, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

UPCOMING SHAREHOLDER MEETING

The T. Rowe Price funds will be holding a shareholder meeting in October. Shareholders will be asked to elect directors and consider changes to certain fundamental policies to permit the funds greater flexibility in managing their investment strategies.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Manager’s Letter

Fellow Shareholders

International equity markets generated gains in the past six months, as risks associated with the U.S. fiscal cliff abated and Europe made some headway containing its fiscal challenges. In Asia, Japan was a standout performer, with equities advancing more than 30% in dollar terms thanks largely to aggressive monetary policies introduced by the Bank of Japan.

The International Equity Index Fund returned 15.54% during the first half of its fiscal year ended April 30, 2013, compared with 16.24% for the FTSE All World Developed ex North America Index. The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE index. Fund performance tends to slightly lag that of the benchmark due to operating and management expenses.

MARKET REVIEW

Developed markets, led by Japan, performed best during the past six months. Japanese Prime Minister Shinzo Abe announced a wide-ranging set of reforms designed to wrest the country from the deflationary trap of falling prices and wages that has hampered the economy for most of the past two decades. The Bank of Japan said it would increase the amount of its annual purchases of government bonds by ¥50 trillion (approximately $492 billion U.S.) to fight deflation and stimulate growth. The moves came as other central banks continued to implement easing measures. The European Central Bank (ECB) reduced interest rates, while the U.S. Federal Reserve said it would maintain its easy monetary posture until unemployment meaningfully recedes.

Europe’s economic prospects remained murky, and Japan’s move to devalue the yen didn’t please European exporters, which saw the euro gain on Japan’s currency. Nonetheless, many global firms in Europe continued to benefit from healthy exports to emerging markets and the U.S., and most euro-zone markets posted solid gains. Investors appeared encouraged that the eurozone financial crisis continued to moderate, despite occasional flare-ups, such as the Cypriot banking crisis in February. Austerity programs designed in response to the region’s debt crisis have weighed on many of the heavily indebted member nations, keeping several economies mired in recession.

Equity returns in emerging markets were more modest. The MSCI Emerging Markets Index sank to its lowest level in almost five months following China’s release of surprisingly weak first-quarter gross domestic product (GDP) data on April 15, which triggered steep declines in gold, copper, and other commodities. However, the index managed to bounce back by month-end as buyers took advantage of the declines. Latin American markets were mixed, with Brazil recovering late in the period despite an increase in inflation and interest rates.

PORTFOLIO HIGHLIGHTS

The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim. The fund is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in stocks in proportion to their index weighting.

At the end of April, Europe represented 58% of net assets, with Japan and the Pacific Rim constituting most of the balance (see the Geographic Diversification chart for a breakdown of regional allocations). Financials stocks were the largest sector at 24.5% of assets, followed by industrials and business services (12.5%), consumer staples (11.5%), consumer discretionary (11.3%), health care (9.4%), materials (8.4%), energy (6.5%), and other sectors making up the balance.

The financials sector performed strongly during the past six months due in part to Japan’s robust performance; information technology was one of the weakest. Your fund remains diversified across a broad array of sectors and countries. Its major holdings include Switzerland’s global food giant Nestlé and Roche Holding-Genusscheine, one of the world’s largest pharmaceutical firms; the UK’s HSBC, one of the world’s largest banking and financial services companies, and Vodafone, the world’s second-largest mobile telecommunications company; South Korea’s Samsung Electronics; and Japan’s Toyota Motor, the world’s largest automaker. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

Financials remained the fund’s largest sector allocation, and our top holdings in that area, in addition to HSBC, include Commonwealth Bank of Australia and Westpac Banking, the country’s first- and second-largest banks, respectively. Health care positions included the UK’s GlaxoSmithKline and Germany’s Bayer.

Energy and materials were the weakest groups during our reporting period. Energy stocks lagged the market amid growing concerns about unfavorable supply/demand trends facing the industry, which is grappling with lower oil and gas prices as a result of record domestic production. The materials sector lost ground due to low GDP growth in China. Our major positions included the UK’s Royal Dutch Shell and BP in energy. In materials, we held Germany’s BASF and France’s Air Liquide.

INVESTMENT OUTLOOK

The Bank of Japan became the final large central bank to ride to the monetary rescue, and the measures, a long time coming, have given equities a major lift. We believe the country’s political class may be ready to tackle the fiscal, structural, and regulatory issues that would benefit the economy’s long-term prospects. The ECB has, of course, provided critical support in the past six months, which has helped many weakening economies avoid worse fates. Europe continues to find its way through political and social differences, and the aspiration of a truly unified Europe remains a work in progress.

Many of the larger emerging markets have struggled with slowing growth and increased inflation. However, we believe they are taking steps to move toward consumption-driven economies that will result in a stronger middle class. Indeed, we expect many of our investments in the financials, consumer discretionary, and industrials and business services sectors to benefit from this durable trend.

Our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index. As mentioned, we do not make investment decisions based on our view of individual stocks or the overall economy. We believe it is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

May 17, 2013

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE All World Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 4/30/13
Nestlé, Switzerland	1.7%
Royal Dutch Shell, United Kingdom	1.7
HSBC, United Kingdom	1.5
Roche Holding-Genusscheine, Switzerland	1.3
Novartis, Switzerland	1.3
Toyota Motor, Japan	1.2
Vodafone, United Kingdom	1.1
Samsung Electronics, South Korea	1.1
BP, United Kingdom	1.0
GlaxoSmithKline, United Kingdom	1.0
Sanofi, France	0.9
Commonwealth Bank of Australia, Australia	0.9
BHP Billiton, Australia	0.8
Westpac Banking, Australia	0.8
British American Tobacco, United Kingdom	0.8
Total, France	0.8
Mitsubishi UFJ Financial, Japan	0.7
Australia & New Zealand Banking, Australia	0.7
Bayer, Germany	0.6
BASF, Germany	0.6
Siemens, Germany	0.6
National Australia Bank, Australia	0.6
Banco Santander, Spain	0.6
Diageo, United Kingdom	0.6
Anheuser-Busch InBev, Belgium	0.6
Total	23.5%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	6 Months Ended 4/30/13	Year Ended 10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
NET ASSET VALUE						
Beginning of period	$ 11.14	$ 10.88	$ 11.77	$ 10.92	$ 9.02	$ 17.39
Investment activities						
Net investment income[1]	0.15	0.32	0.35	0.27	0.28	0.45
Net realized and unrealized gain (loss)	1.55	0.28	(0.95)	0.86	1.98	(8.32)
Total from investment activities	1.70	0.60	(0.60)	1.13	2.26	(7.87)
Distributions						
Net investment income	(0.32)	(0.34)	(0.28)	(0.27)	(0.36)	(0.38)
Net realized gain	(0.02)	–	(0.01)	(0.01)	–	(0.12)
Total distributions	(0.34)	(0.34)	(0.29)	(0.28)	(0.36)	(0.50)
NET ASSET VALUE						
End of period	**$ 12.50**	**$ 11.14**	**$ 10.88**	**$ 11.77**	**$ 10.92**	**$ 9.02**

Ratios/Supplemental Data

Total return[2]	15.54%	5.99%	(5.27)%	10.49%	25.96%	(46.45)%
Ratio of total expenses to average net assets	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.62%[3]	2.99%	2.96%	2.45%	3.06%	3.20%
Portfolio turnover rate	8.3%	8.8%	30.0%	12.8%	23.4%	29.5%
Net assets, end of period (in thousands)	$ 446,623	$ 375,884	$ 351,857	$ 437,627	$ 403,264	$ 327,965

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Tenaris (EUR)	15,762	350
Total Argentina (Cost $282)		350
AUSTRALIA 8.8%		
Common Stocks 8.7%		
Adelaide Brighton	15,875	56
AGL Energy	18,364	302
ALS Queensland	11,366	115
Alumina (1)	90,314	90
Amcor	40,277	413
AMP	97,813	548
Ansell	4,155	68
APA Group	25,625	173
Aquila Resources (1)	4,624	9
Aristocrat Leisure	17,239	70
Arrium	44,807	39
Asciano	32,556	182
ASX	5,794	226
Atlas Iron	27,284	24
Aurizon Holdings	66,001	284
Australand Property Group	9,726	38
Australia & New Zealand Banking	91,310	3,014
Bank of Queensland	10,307	107
Bendigo & Adelaide Bank	13,428	154
BHP Billiton	107,369	3,640
BlueScope Steel (1)	18,632	96
Boral	25,576	133
Brambles	51,847	469
Caltex Australia	4,506	101
CFS Retail Property	67,266	153
Challenger	18,240	79
Coca-Cola Amatil	18,214	286

Cochlear	1,900	130
Commonwealth Bank of Australia	54,100	4,119
Commonwealth Property Office	78,339	94
Computershare	16,491	170
Crown	13,615	182
CSL	17,220	1,124
CSR	15,031	32
Dexus Property Group	151,863	182
Downer EDI	14,323	73
DuluxGroup	11,670	57
Echo Entertainment	27,434	103
Energy Resources of Australia (1)	6,366	7
Envestra	25,664	28
Fairfax Media	62,804	42
Federation Centres	42,372	114
Flight Centre	1,867	74
Fortescue Metals Group	53,613	194
Goodman Fielder (1)	58,211	47
Goodman Group	57,185	309
GPT Group	52,437	223
Gunns (1)(2)	28,047	—
GWA Group	10,750	29
Harvey Norman Holdings	16,917	53
Iluka Resources	13,976	130
Incitec Pivot	54,236	162
Insurance Australia	69,141	417
IOOF Holdings	7,307	67
James Hardie Industries, GDR	14,618	154
Leighton Holdings	5,616	116
Lend Lease	17,945	200
Lynas (1)	60,738	32
Macquarie Atlas Roads	13,412	23
Macquarie Group	11,318	460
Metcash Trading	29,397	125
Mirvac Group	114,015	209

National Australia Bank	77,232	2,722
New Hope	7,378	29
Newcrest Mining	25,455	444
Nufarm	5,923	26
Oil Search	38,039	293
Orica	12,149	288
Origin Energy	36,252	463
OZ Minerals	9,804	44
Paladin Energy (1)	25,467	20
Perpetual	1,292	55
Platinum Asset Management	7,485	39
Qantas Airways (1)	35,295	69
QBE Insurance	39,946	554
Ramsay Health Care	4,313	143
Rio Tinto	13,760	796
Santos	31,874	408
Seven West Media	23,679	49
Shopping Centres Australasia Property (1)	18,447	31
Sims Metal Management	6,425	64
Sonic Healthcare	12,579	173
SP Ausnet	55,546	72
Stockland	73,521	295
Suncorp Group	42,945	578
Sydney Airport, Equity Units	24,850	89
Tabcorp Holdings	24,370	87
Tatts Group	46,236	157
Telstra	146,362	756
Ten Network Holdings (1)	61,079	20
Toll Holdings	22,582	133
Transurban Group	48,676	344
Treasury Wine Estates	21,481	130
Wesfarmers	31,826	1,431
Wesfarmers	6,904	312
Westfield Group	69,174	835
Westfield Retail Trust	97,122	332

Westpac Bank	103,548	3,628
Whitehaven Coal	23,646	48
Woodside Petroleum	20,626	803
Woolworths	41,248	1,557
WorleyParsons	7,173	169
		38,836
Mutual Funds 0.1%		
iShares MSCI Australia Index Fund, ETF (USD) (3)	16,900	475
		475
Total Australia (Cost $26,720)		39,311

AUSTRIA 0.2%

Common Stocks 0.2%		
Andritz	2,480	162
Erste Group Bank (1)	8,768	275
Immoeast, EC (1)(2)	16,465	–
Immofinanz	31,068	127
OMV	4,802	226
Raiffeisen Bank International	1,434	50
Strabag	1,018	23
Telekom Austria	7,245	50
Verbund (3)	1,023	22
Vienna Insurance Group	1,209	64
Voestalpine	3,741	117
Total Austria (Cost $1,386)		1,116

BELGIUM 1.1%

Common Stocks 1.1%		
Ageas (3)	7,096	260
Anheuser-Busch InBev (3)	26,816	2,551
Anheuser-Busch InBev, Strips (1)(2)	11,328	–
Belgacom	4,247	98

Colruyt	2,346	118
Delhaize	3,375	212
Groupe Bruxelles Lambert (3)	2,591	201
KBC	7,492	294
SES FDR, GDR	9,916	310
Solvay	1,911	280
Telenet	1,596	86
UCB	3,597	212
Umicore	3,778	175
Total Belgium (Cost $2,881)		4,797

CHILE 0.0%

Common Stocks 0.0%

Antofagasta (GBP)	12,540	175
Total Chile (Cost $94)		175

CHINA 0.3%

Common Stocks 0.3%

AAC Technologies Holdings (HKD)	23,500	115
Chaoda Modern Agriculture (HKD) (1)(3)	100,464	5
China Mengniu Dairy (HKD)	44,000	124
China Rongsheng Heavy Industry (HKD) (3)	106,500	15
China Travel International Investment (HKD)	84,000	17
Hopewell Highway Infrastructure (HKD)	26,500	13
Huabao International (HKD) (3)	72,000	33
Hutchison Harbour Ring (HKD)	138,000	11
Lee & Man Paper Manufacturing (HKD)	400	—
New World China Land (HKD)	82,200	36
Parkson Retail (HKD)	42,000	23
Semiconductor Manufacturing International (HKD) (1)	755,000	56
Shougang Fushan Resources Group (HKD) (3)	120,000	47
Shui On Land (HKD)	91,450	31
Shui On Land, Rights, 5/24/13 (HKD) (1)	30,483	3

Sun Art Retail (HKD) (3)	73,000	102
Tingyi (Cayman Island) (HKD) (3)	64,000	177
Uni-President China Holdings (HKD)	35,000	38
Want Want China Holdings (HKD) (3)	220,000	349
Yangzijiang Shipbuilding (SGD)	69,000	53
Total China (Cost $1,080)		1,248

DENMARK 1.1%

Common Stocks 1.1%

Carlsberg, Class B	3,531	328
Christian Hansen Holding	3,087	111
Coloplast	3,343	182
Danske Bank, A Shares (1)	26,260	496
De Sammenslut Vogn	5,978	150
FLSmidth	1,735	101
H. Lundbeck	1,878	38
Maersk	34	242
Maersk, Series A	34	232
Novo Nordisk, B Shares	13,373	2,346
Novozymes, Class B	7,823	270
Rockwool International, Class B	240	32
Tele Danmark	25,046	203
Tryg	761	66
William Demant Holding (1)	735	59
Total Denmark (Cost $2,794)		4,856

EUROPE/FAR EAST 0.4%

Mutual Funds 0.4%

iShares MSCI EAFE Index Fund, ETF (USD) (3)	26,000	1,610
Total Europe/Far East (Cost $1,232)		1,610

FINLAND 0.7%

Common Stocks 0.7%

Fortum	14,865	276
Kesko	2,119	64
Kone, B Shares	6,296	556
Metso	4,766	196
Neste Oil (3)	4,077	63
Nokia (3)	125,001	419
Nokian Renkaat	4,403	191
Sampo, A Shares (3)	15,706	627
Stora Enso, R Shares (3)	19,444	135
UPM-Kymmene (3)	17,551	183
Wartsila, B Shares	5,594	275
Total Finland (Cost $4,240)		2,985

FOREIGN/EUROPE 0.4%

Mutual Funds 0.4%

iShares MSCI EMU Index Fund, ETF (USD) (3)	45,700	1,578
Total Foreign/Europe (Cost $1,415)		1,578

FRANCE 8.3%

Common Stocks 8.3%

Accor	5,847	193
Aeroports de Paris	1,329	120
Air France (1)	4,773	48
Air Liquide	10,447	1,322
Alcatel-Lucent (1)	75,503	104
Alstom	7,345	301
ArcelorMittal	31,261	383
Arkema	1,713	161
Atos	1,746	122
AXA	58,087	1,087

BIC	899	96
Biomerieux	476	45
BNP Paribas	32,781	1,827
Bollore	179	75
Bouygues (3)	5,360	150
Bureau Veritas	1,824	224
Cap Gemini	5,072	233
Carrefour (3)	19,487	577
Casino Guichard-Perrachon (3)	1,730	187
CGGVeritas (1)	5,556	120
Christian Dior	1,755	306
CNP Assurances (3)	6,077	86
CNP Assurances, Rights, 5/21/13 (1)	6,077	—
Compagnie de Saint-Gobain	12,546	503
Credit Agricole (1)	33,352	305
Danone (3)	18,953	1,448
Dassault Systemes	2,068	252
EADS	17,447	922
Edenred	6,695	223
Eiffage	1,286	57
Electricite de France	8,696	194
Eramet	337	36
Essilor International	6,560	738
Euler Hermes	418	40
Eurazeo	1,014	54
Eutelsat	4,229	153
Fonciere des Regions	1,043	83
France Telecom	60,116	643
GDF Suez (3)	43,525	934
GDF Suez, Strip (1)(2)	2,058	—
Gecina (3)	596	72
Gemalto	2,567	210
Groupe Eurotunnel	15,355	129
Hermes International	264	89
ICADE (3)	761	70

Iliad	762	174
Imerys	1,195	78
Ipsen	887	32
JCDecaux	2,114	58
Klepierre	3,256	138
L'Oreal	7,843	1,399
Lafarge	6,093	394
Lagardere (3)	4,043	150
Legrand	7,691	358
LVMH (3)	8,315	1,440
Michelin	6,075	513
Natixis	30,865	135
Pernod Ricard	6,553	811
Peugeot (1)	8,198	66
PPR	2,461	541
Publicis	5,126	357
Remy Cointreau	704	82
Renault	5,549	382
Rexel	5,076	112
Safran	7,547	371
Sanofi	38,068	4,172
Schneider Electric (3)	17,356	1,323
SCOR (3)	4,686	142
SEB	878	64
Societe Generale (1)	21,894	795
Sodexo	3,019	252
STMicroelectronics	21,717	189
Suez Environnement	8,490	122
Technip	3,550	381
Television Francaise (3)	3,518	37
Thales	3,318	144
Total	68,294	3,442
Unibail-Rodamco (3)	3,167	828
Valeo	2,625	152
Vallourec	3,862	186

Veolia Environnement	12,636	174
Vinci	15,447	744
Vinci, Rights, 5/13/13 (1)	15,447	—
Vivendi	44,129	1,000
Wendel	1,044	113
Zodiac Aerospace	1,290	162
Total France (Cost $39,038)		36,935

GERMANY 7.5%

Common Stocks 7.0%

Adidas	6,983	729
Allianz (3)	15,283	2,255
Axel Springer (3)	1,221	51
BASF (3)	31,035	2,899
Bayer (3)	27,802	2,901
Beiersdorf	3,785	343
Bilfinger	1,252	125
BMW	10,851	1,001
Brenntag	1,496	255
Celesio	2,705	54
Commerzbank (1)(3)	14,593	196
Continental	3,338	396
Daimler	33,489	1,853
Deutsche Bank	31,249	1,437
Deutsche Boerse	6,233	389
Deutsche Lufthansa	7,641	153
Deutsche Post	28,092	667
Deutsche Postbank (1)	480	21
Deutsche Telekom	101,007	1,195
E.ON (3)	61,118	1,108
Fielmann	400	39
Fraport (3)	1,161	69
Fresenius	3,451	433
Fresenius Medical Care	7,265	501

Fuchs Petrolub (3)	1,271	97
GEA Group	5,974	202
Generali Deutschland	128	17
Hannover Rueck	2,013	170
Heidelberger Zement (3)	4,694	338
Henkel	2,139	167
HOCHTIEF (1)	1,054	73
Hugo Boss	865	101
Infineon Technologies	36,284	286
Kabel Deutschland	2,955	281
KS	6,389	282
Lanxess	2,777	202
Linde	6,210	1,174
Man	1,412	158
Merck	2,156	328
METRO	4,435	138
MTU Aero Engines Holding (3)	1,087	103
Munich Re (3)	5,358	1,071
Puma	126	39
Qiagen (1)	7,890	156
RWE	16,143	581
Salzgitter (3)	1,342	53
SAP	30,001	2,383
Siemens	27,685	2,891
Software (3)	2,062	72
Suedzucker	2,321	94
ThyssenKrupp (1)	12,880	233
TUI (1)	5,918	63
United Internet	3,408	93
Volkswagen (3)	1,022	199
Wacker Chemie	466	36
		31,151

Preferred Stocks 0.5%

Fuchs Petrolub	524	44

Henkel	7,539	711
Porsche Automobil	5,111	401
Volkswagen (3)	4,822	977
		2,133
Total Germany (Cost $27,797)		33,284

GREECE 0.0%

Common Stocks 0.0%

Hellenic Petroleum	2,871	32
Hellenic Telecommunications (1)	8,199	71
Total Greece (Cost $199)		103

HONG KONG 3.3%

Common Stocks 3.2%

AIA Group	405,000	1,798
ASM Pacific Technology (3)	8,000	82
Bank of East Asia	43,780	180
Boc Hong Kong	120,000	412
Brightoil Petroleum Holdings (1)	83,000	16
Cafe de Coral	10,000	32
Cathay Pacific Airways	34,000	60
Champion	89,000	47
Cheung Kong Holdings	44,000	663
Cheung Kong Infrastructure	17,000	123
Chow Tai Fook Jewellery	36,600	49
CLP Holdings	51,400	453
Dah Sing Banking Group	7,040	10
Dah Sing Financial	5,400	28
Esprit	60,118	84
First Pacific	70,000	97
Foxconn International (1)	64,000	25
Galaxy Entertainment (1)	70,000	312
Great Eagle Holdings	10,000	42

Hang Lung Group	27,000	159
Hang Lung Properties	75,000	291
Hang Seng Bank	25,500	427
Henderson Land Development	31,569	229
Hong Kong & China Gas	170,838	515
Hong Kong Exchanges	38,400	646
Hongkong Land Holdings (USD)	39,000	283
Hopewell Holdings	18,000	69
Hutchison Telecommunications Hong Kong Holdings	55,000	29
Hutchison Whampoa	80,000	868
Hysan Development (3)	21,000	104
Jardine Matheson (USD)	8,000	519
Jardine Strategic (USD)	7,500	293
Johnson Electric	54,500	37
Kerry Properties	22,500	102
Kowloon Development	12,000	16
L'OCCITANE (3)	14,750	43
Li & Fung	191,200	247
Lifestyle International (3)	15,500	34
LINK	76,000	428
Melco International Development	27,000	53
MGM China Holdings	25,200	59
MTR	46,500	192
New World Development	125,500	218
NWS Holdings	45,000	80
Orient Overseas International	7,700	46
PCCW	131,000	66
Power Assets Holdings	44,000	430
Samsonite International	36,600	90
Sands China	80,400	422
Shangri-La Asia	49,500	96
Shun Tak Holdings	70,500	37
Sino Land	97,800	161
SJM Holdings	61,000	155
Sun Hung Kai Properties	52,000	753

Swire Pacific, Series A	22,500	286
Swire Properties (3)	39,000	138
Techtronic Industries	43,000	103
Television Broadcasts	10,000	75
Texwinca Holdings	20,000	23
VTech Holdings	5,900	75
Wharf Holdings	51,100	457
Wheelock	27,000	151
Wing Hang Bank (3)	5,500	58
Wynn Macau (1)(3)	34,800	106
Xinyi Glass Holding (3)	62,000	42
Yue Yuen Industrial	28,000	97
		14,321
Mutual Funds 0.1%		
iShares MSCI Hong Kong Index Fund, ETF (USD) (3)	13,700	281
		281
Total Hong Kong (Cost $9,750)		14,602

IRELAND 0.3%

Common Stocks 0.3%		
Bank of Ireland (1)	854,909	190
CRH	24,224	521
Elan (1)	16,203	187
Irish Bank Resolution (1)(2)	29,788	—
Kerry Group	4,862	288
Ryanair Holdings, ADR (USD)	4,000	173
Total Ireland (Cost $1,824)		1,359

ISRAEL 0.5%

Common Stocks 0.5%		
Azrieli	1,221	35
Bank Hapoalim (1)	33,119	154

Bank Leumi Le-Israel (1)	46,566	165
Bezeq the Israeli Telecommunication	64,626	94
Cellcom Israel	1,451	14
Clal Insurance Enterprise Holdings	702	12
Delek Automotive Systems	713	8
Delek Group	141	37
Elbit Systems	806	34
EZchip Semiconductor (1)	846	19
First International Bank of Israel (1)	446	7
Gazit Globe	2,298	31
Harel Insurance	370	18
Israel Chemicals	16,054	191
Israel Corporation	78	50
Israel Discount Bank (1)	24,478	41
Mellanox Technologies (1)	1,040	54
Migdal Insurance & Financial Holding	8,150	13
NICE Systems (1)	1,992	70
Oil Refineries (1)	23,720	12
Ormat Industries (1)	1,394	8
Osem Investment	1,322	27
Partner Communications	2,333	16
Paz Oil (1)	160	25
Shikun & Binui	6,692	14
Shufersal	1,135	4
Strauss Group	1,237	18
Teva Pharmaceuticals	29,235	1,144
United Mizrahi Bank (1)	3,300	34
Total Israel (Cost $2,560)		2,349

ITALY 1.9%

Common Stocks 1.9%

Assicurazioni Generali	41,656	764
Atlantia	10,391	186
Autogrill	4,029	52

Banca Monte dei Paschi Siena (1)(3)	182,773	52
Banco Popolare (1)	55,466	80
Buzzi Unicem	2,621	40
Davide Campari-Milano	9,176	75
Enel	216,570	837
Enel Green Power	51,737	110
Eni	82,683	1,977
Exor	3,151	95
Fiat (1)	28,998	174
Fiat Industrial (3)	27,723	313
Finmeccanica (1)	13,728	71
Intesa Sanpaolo	375,543	681
Lottomatica	2,185	56
Luxottica	5,884	306
Mediaset	27,103	70
Mediobanca	13,421	85
Mediolanum	6,997	47
Parmalat	11,178	34
Pirelli	7,559	79
Prada (HKD)	17,100	152
Prysmian	7,056	143
Saipem	8,333	236
Snam	56,387	277
Telecom Italia, Ordinary Shares (3)	356,243	301
Telecom Italia, RNC Shares (3)	192,135	134
Terna	43,568	204
Unicredit (1)	148,735	776
Unione di Banche Italiane	28,637	120
Total Italy (Cost $13,249)		8,527

JAPAN 21.9%

Common Stocks 21.7%

ABC-Mart	800	30
ACOM (1)	1,420	58

Advantest	5,700	85
Aeon (3)	19,900	281
AEON Financial Service (3)	3,000	90
Aeon Mall	2,900	93
AIFUL (1)	4,650	53
Air Water	6,000	97
Aisin Seiki	6,600	238
Ajinomoto	22,000	302
Alfresa Holdings	1,600	95
Alps Electric	5,800	44
Amada	12,000	96
ANA Holdings	39,000	85
Anritsu	3,000	45
Aoyama Trading	1,900	57
Aozora Bank	37,000	116
Asahi Glass	32,000	251
Asahi Group Holdings	14,400	358
Asahi Kasei	44,000	295
Asatsu	1,000	26
Asics	5,800	105
Astellas Pharma	15,536	904
Autobacs Seven	2,400	40
AWA Bank	6,000	35
Azbil	2,400	52
Bank of Kyoto	12,000	126
Benesse Holdings	2,400	106
Bridgestone	22,300	841
Brother Industries	8,700	99
Calbee	500	49
Calsonic Kansei	5,000	24
Canon	38,000	1,362
Canon Sales	2,200	32
Capcom (3)	1,500	25
Casio Computer	8,200	68
Central Japan Railway	6,100	735

Century Tokyo Leasing	1,600	47
Chiba Bank	26,000	202
Chiyoda	6,000	61
Chubu Electric	23,700	307
Chugai Pharmaceutical	7,400	184
Chugoku Bank	5,000	87
Chugoku Electric Power	10,400	149
Citizen Holdings	10,400	61
Coca-Cola West	2,100	39
COMSYS Holdings	4,200	56
Cosmo Oil (1)	19,000	45
Cosmos Pharmaceutical	200	22
Credit Saison	5,300	155
Dai Nippon Printing	21,000	205
Dai-ichi Life Insurance	318	437
Daicel	10,000	81
Daido Steel	11,000	60
Daihatsu Motor (3)	7,000	139
Daiichi Sankyo	23,200	453
Daikin Industries	8,900	357
Dainippon Screen (1)	7,000	36
Dainippon Sumitomo Pharma	5,300	97
Daishi Bank	11,000	43
Daito Trust Construction	2,600	252
Daiwa House	19,000	429
Daiwa Securities Group	58,000	513
Dena (3)	4,200	120
Denki Kagaku Kogyo	15,000	55
Denso	15,900	712
Dentsu	6,300	219
DIC	26,000	58
Disco	800	52
Don Quijote	1,800	98
Dowa Holdings	8,250	59
East Japan Railway	12,900	1,088

Ebara	14,000	59
Eisai	9,200	419
Electric Power Development	5,200	148
Exedy	1,100	28
Ezaki Glico	3,000	34
FamilyMart	2,100	96
Fanuc	6,600	995
Fast Retailing	1,800	659
FP	400	27
Fuji Electric	19,000	65
Fuji Heavy Industries	21,000	396
Fuji Media Holdings	4	9
FUJIFILM Holdings	15,300	314
Fujikura	11,000	41
Fujitsu Limited	59,000	248
Fukuoka Financial	29,000	148
Fukuyama Transporting	6,000	33
Furukawa Electric	23,000	58
Glory Limited	2,000	55
Gree (3)	2,900	37
GS Yuasa (3)	13,000	55
Gunma Bank	15,000	95
H2O Retailing	4,000	45
Hachijuni Bank	16,000	109
Hakuhodo Dy Holdings	930	77
Hamamatsu Photonics	2,300	94
Hankyu Hanshin Holdings	42,000	271
Haseko (1)	50,000	73
Heiwa	1,400	29
HIGO Bank	7,000	47
Hikari Tsushin	700	38
Hino Motors	9,000	137
Hirose Electric (3)	1,100	158
Hiroshima Bank	19,000	100
Hisamitsu Pharmaceutical	2,600	153

Hitachi	151,000	963
Hitachi Capital	1,500	37
Hitachi Chemical	3,500	55
Hitachi Construction Machinery	3,500	83
Hitachi High-Technologies	2,200	55
Hitachi Koki	1,900	16
Hitachi Metals	5,000	52
Hitachi Transport System	1,500	24
Hokkaido Electric Power	6,200	79
Hokkoku Bank	10,000	42
Hokugin Financial Group	45,000	105
Hokuriku Electric	6,200	91
Honda	60,300	2,397
Hoshizaki Electric	1,600	53
House Foods	2,400	42
HOYA	14,500	290
Hulic	9,800	109
Hyakugo Bank	8,000	40
Hyakujushi Bank	9,000	36
Ibiden	4,100	72
Idemitsu Kosan	800	68
IHI	47,000	175
Inpex	77	371
Isetan Mitsukoshi Holdings	12,120	193
Isuzu Motors	42,000	280
ITO EN (3)	2,300	55
ITOCHU	51,800	640
ITOCHU Techno-Solutions	800	38
Iyo Bank	10,000	105
Izumi	1,300	35
J. Front Retailing	16,800	141
JAFCO (3)	1,100	53
Japan Airlines	2,000	101
Japan Petroleum Exploration	1,000	40
Japan Steel Works	12,000	61

Japan Tobacco	39,100	1,478
JFE Holdings	15,375	332
JGC	7,000	207
Joyo	24,000	147
JSR	6,700	154
Jtekt	7,500	76
Juroku Bank	12,000	51
JX Holdings	80,770	437
K's Holdings (3)	1,400	49
Kagome	2,500	45
Kagoshima Bank	5,000	37
Kajima	30,000	96
Kakaku.com	2,200	57
Kaken Pharmaceutical	3,000	53
Kamigumi	9,000	84
Kandenko 1942	3,000	14
Kaneka	11,000	66
Kansai Electric Power	25,900	316
Kansai Paint	9,000	115
Kansai Urban Banking	12,000	16
Kao	17,600	608
Kawasaki Heavy Industries	52,000	165
Kawasaki Kisen Kaisha	22,000	48
KDDI	18,400	883
Keihan Electric Railway (3)	19,000	82
Keikyu	18,000	199
Keio	20,000	172
Keisei Electric Railway	10,000	106
Kewpie	3,500	53
Keyence	1,564	496
Kikkoman	6,000	114
Kinden	6,000	44
Kintetsu	54,000	273
Kirin Holdings	30,000	525
Kissei Pharmaceutical	1,300	28

Kobayashi Pharmaceutical	900	49
Kobe Steel (1)	85,000	111
Koito Manufacturing	4,000	77
Kokuyo	2,900	23
Komatsu	31,800	867
Komeri	1,200	37
Konami	3,400	77
Konica Minolta	17,500	124
Kose	1,000	26
Kubota	42,000	602
Kuraray	12,100	184
Kurita Water Industries	3,900	80
KYB	6,000	33
Kyocera	5,400	549
KYORIN Holdings	1,800	48
Kyowa Hakko Kirin	9,000	110
Kyushu Electric Power (1)	15,500	214
Lawson (3)	2,200	173
Lintec	1,800	33
Lion	9,000	53
LIXIL	9,500	213
M3	21	47
Mabuchi Motor	900	49
Maeda Road Construction	2,000	30
Makita	4,200	255
Marubeni	56,000	400
Marui Group	8,800	102
Maruichi Steel Tube	2,100	53
Matsui Securities (3)	3,600	45
Matsumotokiyoshi Holdings	1,200	34
Mazda Motor (1)	89,000	305
MEDIPAL Holdings	5,700	89
MEIJI Holdings	2,370	107
Minebea	12,000	38
Miraca Holdings	2,000	100

Misumi	2,900	88
Mitsubishi	48,400	868
Mitsubishi Chemical	45,000	219
Mitsubishi Electric	66,000	628
Mitsubishi Estate	43,000	1,396
Mitsubishi Gas Chemical	14,000	107
Mitsubishi Heavy Industries	108,000	743
Mitsubishi Logistics	5,000	89
Mitsubishi Materials	42,000	120
Mitsubishi Motors (1)	126,000	149
Mitsubishi Shokuhin	500	15
Mitsubishi Tanabe Pharma	7,500	114
Mitsubishi UFJ Financial	475,690	3,235
Mitsubishi UFJ Lease & Finance	16,700	94
Mitsui	57,800	793
Mitsui Chemicals (3)	31,000	72
Mitsui Engineer & Shipbuilding	25,000	46
Mitsui Fudosan	28,000	951
Mitsui Mining & Smelting	17,000	38
Mitsui Osk Lines (1)(3)	37,000	154
Mizuho Financial Group	804,400	1,774
Mochida Pharmaceutical	3,000	40
Mori Seiki	3,400	43
MS&AD Insurance Group Holdings	18,100	484
Murata Manufacturing	6,700	545
Musashino Bank	1,100	47
Nabtesco	3,300	73
Nagase & Company	4,100	52
Nagoya Railroad	29,000	90
Namco Bandai Holdings	6,500	118
Nanto Bank	9,000	40
NEC	87,000	226
Nexon	3,400	41
NGK Insulators	9,000	109
NGK Spark Plug	7,000	118

NHK Spring	5,600	61
Nichirei	10,000	59
Nidec (3)	3,736	254
Nikon	11,800	256
Nintendo	3,600	399
Nippo	2,000	30
Nippon Electric Glass	12,500	64
Nippon Express	30,000	156
Nippon Kayaku	6,000	86
Nippon Meat Packers	7,000	107
Nippon Paint	8,000	95
Nippon Paper Industries (3)	3,700	55
Nippon Sheet Glass (1)	29,000	33
Nippon Shokubai	5,000	49
Nippon Steel & Sumitomo Metal	282,055	749
Nippon Telegraph & Telephone	13,300	658
Nippon Television Holdings	1,500	26
Nippon Yusen Kabushiki Kaisha	54,000	141
Nipro	3,800	38
Nishi-Nippon Bank	24,000	80
Nishi-Nippon Railroad	13,000	53
Nissan Chemical Industries	5,200	67
Nissan Motor	84,700	883
Nissan Shatai	2,000	27
Nisshin Seifun Group	7,500	97
Nisshin Steel Holdings	2,600	22
Nisshinbo Holdings	5,000	36
Nissin Foods	2,800	125
Nitori	1,300	98
Nitto Denko	5,500	361
NKSJ Holdings	13,200	334
NOK	3,900	56
Nomura	117,200	953
Nomura Real Estate	4,000	107
Nomura Research Institute	3,300	99

North Pacific Bank	8,900	31
NS Solutions	600	12
NSK	16,000	129
NTN (1)(3)	17,000	43
NTT Data (3)	42	133
NTT DoCoMo	469	775
NTT Urban Development	39	58
Obayashi	23,000	141
Obic	230	61
Odakyu Electric Railway	21,000	253
Ogaki Kyoritsu Bank	11,000	41
Oji Holdings (3)	32,000	114
Okuma	5,000	39
Olympus Optical (1)	6,100	153
Omron	6,900	218
ONO Pharmaceutical	3,100	204
Onward Holdings	5,000	47
Oracle Corporation Japan	1,100	47
Orient (1)	11,000	38
Oriental Land	1,800	291
ORIX (3)	36,800	565
Osaka Gas	66,000	286
OSAKA Titanium Technologies (3)	600	12
Otsuka	600	62
Otsuka Holdings	12,800	461
Pacific Metals	5,000	25
Panahome	2,000	16
Panasonic (1)	70,995	516
Park24	3,500	71
Point	540	26
Pola Orbis Holdings	600	21
Renesas Electronics (1)	1,200	3
Rengo	8,000	39
Resona Holdings	62,900	336
Ricoh	24,000	267

Rinnai	1,100	87
Rohm Company	3,200	113
Rohto Pharmaceutical	3,000	42
Ryohin Keikaku	900	85
San-In Godo Bank	5,000	43
Sankyo-Gunma	1,800	82
Sanrio	1,900	95
Santen Pharmaceutical	2,700	135
Sapporo	13,000	59
Sawai Pharmaceutical	500	65
SBI Holdings	7,140	138
SCSK	1,400	31
Secom	6,900	385
Sega Sammy Holdings	6,640	174
Seibu	1,000	14
Seiko Epson	5,100	58
Seino Holdings	5,000	44
Sekisui Chemical	14,000	176
Sekisui House	19,000	285
Senshu Ikeda Holdings	7,620	40
Seven & I	26,052	999
Seven Bank	20,900	74
Sharp (1)(3)	26,000	90
Shiga Bank	9,000	63
Shikoku Electric Power	5,200	94
Shimachu	1,700	45
Shimadzu	10,000	73
Shimamura	900	114
Shimano	2,600	226
Shimizu	22,000	88
Shin-Etsu Chemical	13,800	929
Shinko Electric	2,000	20
Shinsei Bank (3)	50,000	140
Shionogi	10,700	263
Shiseido	13,100	187

Shizuoka Bank	21,000	257
Shochiku	3,000	30
Showa Denko	50,000	81
Showa Shell Sekiya	6,400	51
Sky Perfect JSAT Holdings	69	35
SMC	2,100	420
Softbank	31,300	1,549
Sohgo Security Services	2,300	37
Sojitz	39,800	62
Sony	33,300	551
Sony Financial	5,800	82
Sotetsu Holdings	15,000	58
Square Enix Holdings	2,300	28
Stanley Electric	5,100	98
Sugi	1,400	54
SUMCO	3,100	33
Sumitomo	37,600	469
Sumitomo Bakelite	6,000	24
Sumitomo Chemicals	51,000	171
Sumitomo Electric Industries	25,600	340
Sumitomo Forestry	4,400	52
Sumitomo Heavy Industries	19,000	84
Sumitomo Metal Mining	18,000	251
Sumitomo Mitsui Financial	45,200	2,135
Sumitomo Mitsui Trust Holdings	122,130	613
Sumitomo Osaka Cement	13,000	39
Sumitomo Real Estate Sales	340	24
Sumitomo Realty & Development	16,000	755
Sumitomo Rubber Industries	6,000	111
Sundrug	1,100	48
Suruga Bank	7,000	124
Suzuken Aichi Japan	2,500	97
Suzuki Motor	14,000	359
Sysmex	2,400	155
T&D Holdings	22,100	257

Taiheiyo Cement	40,000	104
Taisei	35,000	117
Taisho Pharmaceutical Holdings	1,600	118
Taiyo Nippon Sanso	10,000	66
Taiyo Yuden	4,000	58
Takara Holdings	6,000	51
Takashimaya (3)	9,000	106
Takata	1,200	23
Takeda Pharmaceutical	26,000	1,427
TDK (3)	4,100	150
Teijin	32,000	77
Terumo	6,100	303
The 77 Bank	12,000	71
The Bank of Yokohama	42,000	255
The Keiyo Bank	9,000	55
THK	4,200	88
Tobu Railway	36,000	209
Toda	7,000	21
Toho	4,400	98
Toho Gas (3)	17,000	101
Tohoku Electric Power (1)	15,900	170
Tokai Carbon	7,000	24
Tokai Rika	1,700	34
Tokai Rubber Industries	1,200	13
Tokio Marine Holdings	22,500	713
Tokyo Broadcasting	1,500	24
Tokyo Electric Power (1)	48,800	215
Tokyo Electron	5,700	292
Tokyo Gas	84,000	479
Tokyo Tatemono	14,000	129
Tokyu	42,000	333
Tokyu Land	15,000	184
TonenGeneral Sekiyu	9,000	91
Toppan Forms	1,400	13
Toppan Printing	20,000	152

Toray Industries	52,000	365
Toshiba	137,000	755
Toshiba Tec	4,000	24
Tosoh (3)	20,000	66
TOTO	11,000	114
Toyo Seikan Group Holdings	5,700	78
Toyo Suisan Kaisha	3,000	102
Toyobo	28,000	49
Toyoda Gosei	2,500	65
Toyota Boshoku (3)	2,200	32
Toyota Industries	5,700	233
Toyota Motor	89,104	5,155
Toyota Tsusho	7,500	209
Trend Micro Japan	3,500	98
Tsumura	2,300	75
Tsuruha	300	29
TV Asahi	800	17
Ube Industries (3)	34,000	69
Uni-Charm (3)	3,900	252
UNY Group Holdings	7,300	52
USHIO	4,300	44
USS	740	95
Wacoal	4,000	44
West Japan Railway	6,300	304
Yahoo! Japan	446	223
Yakult Honsha (3)	3,600	157
Yamada Denki	3,070	148
Yamaguchi Financial Group	8,000	87
Yamaha	5,900	63
Yamaha Motor (3)	9,300	130
Yamato	13,400	258
Yamato Kogyo	1,600	53
Yamazaki Baking	5,000	65
Yaskawa Electric	8,000	98
Yokogawa Electric	8,300	84

Yokohama Rubber	10,000	131
Zeon	7,000	75
		97,005
Mutual Funds 0.2%		
iShares MSCI Japan Index Fund, ETF (USD)	85,300	998
		998
Total Japan (Cost $89,989)		98,003
KAZAKHSTAN 0.0%		
Common Stocks 0.0%		
Eurasian Natural Resources (GBP)	8,167	35
Kazakhmys (GBP)	6,662	36
Total Kazakhstan (Cost $244)		71
MALTA 0.0%		
Common Stocks 0.0%		
BGP Holdings (EUR) (1)(2)	347,336	—
Total Malta (Cost $—)		—
MEXICO 0.0%		
Common Stocks 0.0%		
Fresnillo (GBP)	5,506	99
Total Mexico (Cost $70)		99
MONGOLIA 0.0%		
Common Stocks 0.0%		
Mongolian Mining (HKD) (1)(3)	34,000	10
Total Mongolia (Cost $35)		10

NEW ZEALAND 0.1%

Common Stocks 0.1%

Air New Zealand	9,872	13
Auckland International Airport	32,971	87
Chorus	11,832	28
Contact Energy	11,507	52
Fisher & Paykel Healthcare, Class C	16,939	38
Fletcher Building	22,872	173
Kiwi Income Property Trust (3)	32,444	33
Sky City Entertainment Group	18,289	70
Sky Network Television	12,875	63
Telecom New Zealand, ADR (3)	30,926	69
The Warehouse Group	5,834	20
Vector (3)	11,261	27
Total New Zealand (Cost $577)		673

NORWAY 0.8%

Common Stocks 0.8%

Aker Solutions	5,418	76
DNB (3)	35,734	584
Gjensidige Forsikring (3)	6,296	101
Norsk Hydro (3)	26,397	124
Orkla	25,690	231
Schibsted (3)	2,719	118
Seadrill	11,747	449
Statoil	31,930	779
Subsea 7 (3)	9,560	206
Telenor	20,726	466
Yara International	5,337	250
Total Norway (Cost $2,572)		3,384

PORTUGAL 0.2%		
Common Stocks 0.2%		
Banco Espirito Santo (1)	63,878	73
EDP Renovaveis (1)	8,322	43
Electricidade de Portugal	55,069	189
Galp Energia	7,647	123
Jeronimo Martins	6,724	160
Portugal Telecom (3)	20,418	107
Total Portugal (Cost $743)		695
RUSSIA 0.0%		
Common Stocks 0.0%		
Polymetal International (GBP)	6,269	68
United RUSAL (HKD) (1)	56,000	27
Total Russia (Cost $124)		95
SINGAPORE 1.6%		
Common Stocks 1.6%		
Ascendas Real Estate Investment Trust	61,000	136
CapitaCommercial Trust	66,880	93
CapitaLand	84,500	257
Capitamall Trust	86,100	162
CapitaMalls Asia	49,000	83
City Developments	20,000	183
ComfortDelGro	66,012	106
Cosco	33,000	23
DBS Group	58,000	789
Genting Singapore	203,000	253
Global Logistic Properties	100,000	224
Golden Agri-Resources	213,872	92
GuocoLand	333	1
Hutchison Port Holdings Trust, Equity Units (USD)	169,000	140

Mutual Funds 0.0%

iShares MSCI Singapore Index Fund, ETF (USD)	1,800	26
		26
Total Singapore (Cost $4,755)		7,345

SOUTH KOREA 4.2%

Common Stocks 4.1%

AMOREPACIFIC	101	38
AMOREPACIFIC, New Shares	105	86
BS Financial	6,450	85
Celltrion	2,519	72
Cheil Industries	1,646	142
Cheil Worldwide (1)	2,740	68
CJ	502	66
CJ CheilJedang	248	73
CJ Korea Express (1)	197	19
Coway	1,850	94
Daelim Industrial	905	63
Daewoo Engineering & Construction (1)	6,660	46
Daewoo International	1,429	50
Daewoo Securities (1)	6,210	61
Daewoo Shipbuilding & Marine	3,150	76
Daishin Securities (1)	2,010	17
Daum Communications	429	35
DGB Financial	4,220	59
Dongbu Insurance	1,630	66
Dongkuk Steel	1,380	14
Doosan	324	36
Doosan Heavy Industries	1,409	52
Doosan Infracore (1)	3,140	37
E-Mart	698	136
GS Engineering & Construction	1,200	33
GS Holdings	1,706	84

Halla Visteon Climate Control	1,260	34
Hana Financial Group	9,663	309
Hanjin Heavy Industries & Construction (1)	375	3
Hanjin Shipping (1)	2,703	20
Hankook Tire	2,233	97
Hanwha	1,750	50
Hanwha Chemical	2,340	35
Hanwha Life Insurance (1)	8,200	50
Hite Jinro	870	26
Hyosung	812	41
Hyundai	5,156	934
Hyundai Department Store	523	76
Hyundai Development	2,240	46
Hyundai Engineering & Construction	2,398	126
Hyundai Glovis	526	88
Hyundai Heavy Industries	1,471	269
Hyundai Hysco	940	26
Hyundai Marine & Fire Insurance	2,040	57
Hyundai Merchant Marine (1)	2,506	23
Hyundai Mipo Dockyard	340	33
Hyundai Mobis	2,237	508
Hyundai Securities (1)	3,680	26
Hyundai Steel	1,842	127
Hyundai Wia	515	66
Industrial Bank of Korea	5,190	59
Kangwon Land	3,780	107
KB Financial	12,900	422
KCC	176	52
KEPCO Engineering & Construction	306	24
Kia Motors	8,632	430
Korea Electric Power (1)	7,680	221
Korea Gas	774	50
Korea Investment Holdings (1)	1,340	56
Korea Zinc	353	101
Korean Air (1)	1,201	39

KT	4,260	139
KT&G	4,033	290
Kumho Petro Chemical	589	51
LG	2,995	178
LG Chemical	1,460	345
LG Display (1)	7,520	205
LG Electronics	3,605	288
LG Hausys	245	22
LG Household & Health Care	313	176
LG Uplus (1)	6,731	64
Lotte Chemical	525	77
Lotte Chilsung Beverage	20	31
Lotte Confectionery	32	56
Lotte Shopping	378	141
LS	570	42
Mando	427	33
Mirae Asset Securities (1)	797	33
NCsoft	500	75
NHN	1,326	356
Nong Shim	143	44
OCI	605	78
Orion	123	130
Posco	2,474	705
S-Oil	1,390	112
S1 Corporation	710	40
Samsung C & T	4,151	222
Samsung Card	1,478	57
Samsung Electro-Mechanics	1,870	167
Samsung Electronics	3,536	4,880
Samsung Engineering	988	79
Samsung Fine Chemicals	576	28
Samsung Fire & Marine	1,297	267
Samsung Heavy Industries	5,930	189
Samsung Life Insurance	3,338	329
Samsung SDI	1,140	133

Samsung Securities (1)	2,016	93
Samsung Techwin	1,330	83
Shinhan Financial Group	15,220	527
Shinsegae	219	47
SK C&C	734	62
SK Holdings	861	124
SK Hynix (1)	17,370	472
SK Innovation	2,037	277
SK Networks	5,050	34
SK Telecom	1,328	233
SKC	650	20
STX Pan Ocean (SGD) (1)	3,000	10
Woori Finance Holdings	12,650	137
Woori Investment & Securities (1)	3,652	37
Yuhan	260	50
		18,507

Mutual Funds 0.1%

iShares MSCI South Korea Index Fund, ETF (USD) (3)	6,200	362
		362
Total South Korea (Cost $15,417)		18,869

SPAIN 2.6%

Common Stocks 2.6%

Abertis Infraestructuras	12,239	229
Acciona	757	50
Acerinox	2,337	25
ACS ACTIVIDADES (1)	4,432	114
Amadeus IT Holding, A Shares	13,147	388
Banco Bilbao Vizcaya Argentaria	178,528	1,733
Banco Bilbao Vizcaya Argentaria, Ordinary Shares (1)	3,231	31
Banco de Sabadell	93,388	194
Banco Espanol de Credito (1)	2,480	11
Banco Popular Espanol	163,201	127

Banco Santander (3)	351,197	2,540
Banco Santander, Ordinary Shares (1)	10,329	75
Bankinter	13,402	49
Bankinter, New Shares	7,445	27
CaixaBank (3)	27,554	102
Corporacion Financiera Alba	547	26
Distribuidora Int'l de Alimentacion	21,394	166
Enagas	6,773	181
Endesa	2,693	61
Ferrovial	13,466	223
Gas Natural	10,261	215
Grifols (1)	4,631	186
Grifols, B Shares (1)	1,016	31
Iberdrola	136,527	735
Inditex	8,369	1,125
Mapfre	21,586	79
Mediaset Espana Comunicacion	5,094	40
Red Electrica	3,612	192
Repsol	27,575	646
Telefonica	133,587	1,960
Zardoya Otis	4,851	68
Total Spain (Cost $12,139)		11,629

SWEDEN 2.9%

Common Stocks 2.9%

Alfa Laval (3)	10,436	228
Assa-Abloy, Class B (3)	10,447	416
Atlas Copco, A Shares (3)	27,149	715
Atlas Copco, B Shares (3)	5,770	137
Boliden	9,129	145
Electrolux, Series B	7,421	210
Elekta, B Shares	11,810	182
Getinge, B Shares	6,087	183
Hennes & Mauritz, Series B (3)	31,869	1,128

Hexagon, B Shares	8,457	242
Holmen, B Shares	1,952	54
Husqvarna, B Shares	14,265	82
Industrivarden, A Shares	8,775	172
Industrivarden, C Shares	1,348	25
Investment AB Kinnevik, Class B	6,665	174
Investor, B Shares	15,100	445
LM Ericsson	100,041	1,249
Lundin Petroleum (1)	6,534	156
Modern Times, B Shares	1,920	82
Nordea Bank	87,727	1,051
Ratos, B Shares	7,498	72
Sandvik, A Shares (3)	36,008	510
Scania, B Shares	10,147	216
Securitas, B Shares	11,064	108
Skandinaviska Enskilda Banken	48,529	498
Skanska	12,421	211
SKF, B Shares (3)	13,683	318
SSAB (3)	8,548	62
SSAB AB	1,455	9
Svenska Cellulosa, B Shares	19,698	512
Svenska Handelsbanken, A Shares	15,846	720
Swedbank	34,973	861
Swedish Match (3)	6,818	237
Tele2, B Shares	10,325	177
TeliaSonera	72,266	497
Volvo, B Shares	50,163	694
		12,778
Mutual Funds 0.0%		
iShares MSCI Sweden Index Fund, ETF (USD)	4,200	139
		139
Total Sweden (Cost $9,388)		12,917

SWITZERLAND 8.6%

Common Stocks 8.5%

ABB	77,696	1,759
Actelion	3,532	216
Adecco	4,452	238
Aryzta	2,890	179
Baloise Holding	1,542	159
Banque Cantonale Vaudois	109	60
Barry Callebaut	62	61
Clariant	9,405	138
Coca-Cola Hbc, ADR (USD) (1)	4,352	112
Credit Suisse	52,151	1,446
Dksh Holding	608	53
Ems Chemie Holdings	242	70
GAM Holding	6,151	108
Geberit	1,286	314
Givaudan	274	352
Holcim	7,473	582
Julius Baer	7,470	298
Kuehne & Nagel	1,682	192
Lindt & Spruengli	35	136
Lindt & Spruengli	3	134
Lonza Group	1,753	122
Nestle	108,588	7,754
Novartis, Regulation D Shares	78,071	5,798
Pargesa Holding	947	66
Partners Group Holding	630	162
PSP Swiss Property	1,467	138
Richemont, Class A	16,705	1,349
Roche Holding - Genusscheine	23,555	5,887
Schindler Holding	1,461	219
Schindler Holding, Registered Shares	856	125
SGS Group	175	423
Sika	34	82

Sonova	2,220	242
Sulzer	777	133
Swiss Life	1,020	161
Swiss Prime Site	1,896	155
Swiss Re	12,443	990
Swisscom	761	358
Syngenta	3,126	1,336
The Swatch Group, B Shares	1,030	590
The Swatch Group, Registered Shares	1,645	165
Transocean (1)	11,537	589
UBS	118,360	2,113
Xstrata (GBP)	54,122	810
Zurich Insurance Group	4,950	1,382
		37,756

Mutual Funds 0.1%

iShares MSCI Switzerland Index Fund, ETF (USD)	19,200	586
		586
Total Switzerland (Cost $26,079)		38,342

UKRAINE 0.0%

Common Stocks 0.0%

Ferrexpo (GBP)	5,286	15
Total Ukraine (Cost $32)		15

UNITED KINGDOM 19.4%

Common Stocks 19.2%

3I Group	32,163	164
Aberdeen Asset Management	31,306	218
Admiral Group	6,471	129
African Barrick Gold	3,662	10
Aggreko	8,528	236
AMEC	9,803	154

Anglo American	43,860	1,066
ARM Holdings	45,931	711
Ashmore Group	13,015	81
Associated British Foods	11,632	350
AstraZeneca	41,872	2,174
Aviva	98,303	466
Babcock International Group	11,985	199
BAE Systems	108,283	632
Barclays	431,680	1,918
BG Group	113,091	1,905
BHP Billiton	71,509	1,989
BP	639,990	4,637
British American Tobacco	65,347	3,620
British Land	33,070	305
British Sky Broadcasting	32,946	432
British Telecommunications	264,293	1,134
Bunzl	11,082	220
Burberry Group	14,631	304
Cairn Energy (1)	20,219	91
Capita	21,715	304
Carnival	6,091	219
Centrica	171,967	991
Cobham	36,001	140
Compass Group	61,446	808
Croda International	4,478	172
Daily Mail & General Trust	8,631	92
Diageo	84,678	2,583
Drax	13,404	128
easyJet	7,996	139
Essar Energy (1)	12,431	28
Evraz	11,770	28
Experian	33,712	593
G4S	47,003	228
GKN	54,365	232
GlaxoSmithKline	165,597	4,271

Glencore Xstrata (3)	121,727	599
Hammerson	23,618	191
Hargreaves Lansdown	7,466	114
HSBC	619,650	6,771
ICAP	20,545	92
IMI	10,684	206
Imperial Tobacco	33,125	1,183
Informa	20,058	149
Inmarsat Ventures	14,115	158
InterContinental Hotels	9,034	266
Interntl Consolidated Airlines Group (1)	30,950	131
Intertek	5,365	276
Intu Properties	20,505	109
Invensys	27,211	163
Investec	16,751	118
ITV	123,674	242
J. Sainsbury	46,618	276
John Wood	12,150	146
Johnson Matthey	6,840	258
Kingfisher	79,067	385
Ladbrokes	30,117	89
Land Securities	25,989	353
Legal & General Group	195,647	515
Lloyds Banking Group (1)	1,393,062	1,176
London Stock Exchange	6,497	135
Lonmin (1)(3)	14,349	60
Man	57,829	92
Marks & Spencer Group	53,636	340
Meggitt	26,202	191
Melrose Industries	42,278	160
National Grid	122,111	1,554
Next	5,188	351
Old Mutual	163,127	519
Pearson	27,140	494
Petrofac	8,641	181

Polyus Gold International (1)	21,333	67
Prudential	85,649	1,470
Randgold Resources	3,065	241
Reckitt Benckiser	21,654	1,580
Reed Elsevier	40,078	468
Rentokil Group	60,758	90
Resolution	45,114	185
Rexam	26,295	211
Rio Tinto	42,958	1,948
Rolls-Royce Holdings (1)	62,827	1,103
Royal Bank of Scotland (1)	68,986	328
Royal Dutch Shell, A Shares	126,524	4,308
Royal Dutch Shell, B Shares	87,486	3,062
RSA Insurance Group	119,853	207
SABMiller	31,418	1,693
Sage Group	39,910	209
Schroders	4,715	171
Schroders, Non-Voting Shares	434	12
Segro	23,585	98
Serco Group	16,584	159
Severn Trent	7,947	225
Shire	18,670	581
Smith & Nephew	29,929	341
Smiths Group	13,086	254
SSE	31,989	774
Standard Chartered	66,361	1,667
Standard Life	78,559	457
Tate & Lyle	15,553	204
Tesco	269,685	1,534
Tui Travel	17,719	86
Tullow Oil	30,169	469
Unilever	40,496	1,753
United Utilities	22,757	262
Vedanta Resources	3,376	63
Vodafone	1,659,055	5,056

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to match the performance of the FTSE® International Limited (“FTSE”) All World Developed ex North America Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits Credits are earned on the fund’s temporarily uninvested cash balances held at the custodian and such credits reduce the amount paid by the manager for custody of the fund’s assets. In order to pass the benefit of custody credits to the fund, the manager has voluntarily reduced its investment management and administrative expense in the accompanying financial statements.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

As of April 30, 2013, the fund held equity futures with cumulative unrealized gain of $91,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended April 30, 2013, the fund recognized $216,000 of realized gain on Futures and a $134,000 change in unrealized gain on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2013, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2013, the value of loaned securities was $29,802,000; the value of cash collateral and related investments was $31,197,000.

Counterparty Risk and Collateral Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund. Cash posted by the fund to meet margin requirements is reflected as restricted cash in the accompanying financial statements and securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of April 30, 2013, securities valued at $135,000 had been posted by the fund to the broker for exchange-traded derivatives.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $50,593,000 and $33,725,000, respectively, for the six months ended April 30, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after November 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates. Accordingly, it is possible that all or a portion of the fund’s pre-effective capital loss carryforwards could expire unused. As of October 31, 2012, the fund had $71,687,000 of available capital loss carryforwards, which expire as follows: $11,710,000 in fiscal 2016, $18,272,000 in fiscal 2017, $10,857,000 in fiscal 2018, and $26,485,000 in fiscal 2019; $4,363,000 have no expiration.

At April 30, 2013, the cost of investments for federal income tax purposes was $423,104,000. Net unrealized gain aggregated $53,348,000 at period-end, of which $110,258,000 related to appreciated investments and $56,910,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Acquisition of certain foreign currencies related to security transactions are also subject to tax. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At April 30, 2013, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement with T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, to provide investment advisory services to the fund; the subadvisory agreement provides that Price Associates may pay the subadvisor up to 60% of the management fee that Price Associates receives from the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2013, approximately 1% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Mutual funds and other accounts managed by T. Rowe Price and its affiliates (collectively, T. Rowe Price funds) may invest in the fund; however, no T. Rowe Price fund may invest for the purpose of exercising management or control over the fund. At April 30, 2013, approximately 1% of the fund’s outstanding shares were held by T. Rowe Price funds.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement and Subadvisory Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The Board also unanimously approved the continuation of the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadvisor) on behalf of the fund. In connection with their deliberations, the Board requested, and the Advisor provided such information as the Board, with advice from independent legal counsel, deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Subadvisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor and Subadvisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor and Subadvisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s and Subadvisor’s senior management teams and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor and Subadvisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates, including the Subadvisor) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor and Subadvisor may receive some benefit from soft dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. The Board noted that, under the Advisory Contract, the fund pays the Advisor a single fee based on the fund’s average daily net assets that includes investment management services and provides for the Advisor to pay all expenses of the fund’s operations except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. Under the Subadvisory Contract, the Advisor may pay the Subadvisor up to 60% of the advisory fee that the Advisor receives from the fund. The Board concluded that the fund’s single fee structure continued to be appropriate.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s single fee structure in comparison to fees and expenses of other comparable funds based on information and data supplied by Lipper. For these purposes, the Board assumed that the fund’s management fee rate was equal to the single fee less the fund’s operating expenses. The information provided to the Board indicated that the fund’s management fee rate and total expense ratio were at or below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business, and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 18, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 18, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date June 18, 2013